Current Receivables	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Current Receivables
NOTE 8. CURRENT RECEIVABLES

	Consolidated
	June 30, 2025 A$	June 30, 202 4 A$
GST and VAT receivables	1,691,579	1,251,385
Receivable for grant income	8,169,349	6,093,669
Accounts receivables	7,460	5,242

	9,868,388	7,350,296

Due to the short-term nature of these receivables, the carrying value is assumed to be their fair value at June 30, 2025. No receivables were impaired or past due.